CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks	$ 17,342	$ 12,314
Interest-bearing time deposits with financial institutions	204	205
Securities available-for-sale, at fair value	358,877	329,207
Other equity securities	7,206	6,748
Loans, net of allowance for loan losses of $10,092 and $9,970 on September 30, 2016 and December 31, 2015	741,407	722,747
Bank premises, equipment, and leasehold improvements, net	9,918	10,202
Bank owned life insurance, net	16,145	15,845
Accrued interest receivable	4,544	4,511
Other real estate owned, net	1,346	1,026
Goodwill	4,580	4,580
Prepaid expenses	670	997
Other assets	15,309	15,967
Total assets	1,177,548	1,124,349
Deposits
Demand, noninterest bearing	285,767	263,822
Demand, interest bearing	110,147	102,304
Savings and money market	491,047	491,633
Time	116,496	125,430
Total deposits	1,003,457	983,189
Federal Home Loan Bank advances	37,000	17,000
Note Payable	4,500	4,950
Accrued expenses and other liabilities	18,847	15,048
Total liabilities	1,063,804	1,020,187
Stockholders' equity
Common stock, no par value, authorized 10,000,000 shares; issued and outstanding 4,616,076 shares at September 30, 2016 and 4,541,680 shares at December 31, 2015	76,065	74,805
Retained earnings	33,123	27,816
Accumulated other comprehensive income, net of tax	4,556	1,541
Total stockholders' equity	113,744	104,162
Total liabilities and stockholders' equity	$ 1,177,548	$ 1,124,349